Income tax - Summary of Tax Loss and Credit Carry-forwards Expected To Expire (Details) € in Millions	Dec. 31, 2024 EUR (€)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 1,305
Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	79
2025 - 2034 | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	117
2025 - 2034 | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	0
2035 and onwards | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	251
2035 and onwards | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	79
Unlimited | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	937
Unlimited | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 0